Equity (Details Textual) - INR (₨) ₨ / shares in Units, ₨ in Millions		1 Months Ended		12 Months Ended
		May 22, 2018	Feb. 17, 2016	Mar. 31, 2018	Mar. 31, 2017
Details of Equity [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share		₨ 20
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		₨ 3,318
Maximum Amount Of Approved For Buyback			₨ 15,694
Maximum amount per equity share approved for buyback			₨ 3,500
Purchase of treasury shares	[1]				₨ 15,694
Income tax consequences of dividends proposed or declared before financial statements authorised for issue not recognised as liability		₨ 682
Purchase of treasury shares in numbers				0	5,077,504
Increase decrease through other distributions to owners				₨ 0	₨ 25

[1]	Refer to Note 15 of these consolidated financial statements.